Restructuring And Related Activities	12 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring And Related Activities Disclosure Text Block

15. Plant Restructuring

During 2013, the Company implemented a product rationalization program and recorded a restructuring charge of $3.5 million for related equipment costs (contra fixed assets), lease impairment costs (net of realizable value), and certain inventory costs. During 2014, the Company adjusted the costs of the product rationalization program, started in 2013, by $0.5 million, mostly related to equipment costs. These charges are included under Plant Restructuring in the Consolidated Statements of Net Earnings.

During 2012, there were no material adjustments to Plant Restructuring.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during 2012, 2013 and 2014:

		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2011	$456	$0	$520	$976
First-quarter charge to expense	54	0	0	54
Second-quarter (credit) charge to expense	(19)	0	4	(15)
Cash payments/write offs	(454)	0	(524)	(978)
Balance March 31, 2012	37	0	0	37
Third-quarter charge to expense	0	1,107	1,403	2,510
Fourth-quarter charge to expense	0	109	878	987
Cash payments/write offs	(17)	(42)	(1,974)	(2,033)
Balance March 31, 2013	20	1,174	307	1,501
First-quarter charge to expense	0	0	154	154
Second-quarter charge to expense	0	341	6	347
Cash payments/write offs	(10)	(1,515)	(467)	(1,992)
Balance March 31, 2014	$10	$0	$0	$10